Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Summary of Capital Risk Management
Details of the Company’s capital management accounts as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Total borrowings and debt securities	￦	132,533,400	129,769,292
Cash and cash equivalents		2,382,979	2,240,811

Net borrowings and debt securities		130,150,421	127,528,481

Total equity		41,362,833	49,322,944

Debt to equity ratio		314.66%	258.56%

Summary of Maximum Exposure to Credit Risk
Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Cash and cash equivalents	￦	2,382,979	2,240,811
Financial assets at fair value through profit or loss (*1)		2,013,948	1,800,539
Derivative assets (trading)		1,846,527	1,548,015
Financial assets at fair value through other comprehensive income (debt securities)		5,045	4,794
Financial assets at amortized cost		30,233	31,117
Loans		908,148	986,528
Long-term/short-term financial instruments		1,960,140	2,882,131
Derivative assets (applying hedge accounting)		844,637	487,535
Trade and other receivables		15,373,625	15,742,665
Financial guarantee contracts (*2)		5,151,554	4,091,813

(*1)	Equity investments held by the C om pany are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

Summary of Sensitivity Analysis for Actuarial Assumptions
A sensitivity analysis of defined benefit obligation assuming a 1%p increase and decrease in the actuarial valuation assumptions as of December 31, 2024 and 2025 are as follows:

			2024		2025
Type	Accounts		1%p Increase	1%p Decrease	1%p Increase	1%p Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	473,627	(413,799)	460,237	(412,611)
Discount rate	Increase (decrease) in defined benefit obligation		(429,517)	506,031	(427,236)	491,119

Summary of Principal Assumptions on Provisions Valuation
The underlying assumptions to estimate provisions as of December 31, 2024 and 2025 are as follows:

Accounts	Type	2024	2025
PCBs	Inflation rate	2.80%	3.29%
	Discount rate	2.90%	3.24%
Nuclear plants	Inflation rate	2.02%	2.04%
	Discount rate	2.78%	2.89%
Spent fuel	Inflation rate	1.91%	2.04%
	Discount rate	2.49%	2.47%
Radioactive waste	Inflation rate	3.32%	2.45%
	Discount rate	4.17%	4.03%

Summary of Sensitivity Analysis for Provisions Assumptions
A sensitivity analysis of provisions assuming a 0.1%p increase and decrease in the underlying assumptions as of December 31, 2024 and 2025 are as follows:

			2024		2025
Type	Accounts		0.1%p Increase	0.1%p Decrease	0.1%p Increase	0.1%p Decrease

			In millions of won
Discount rate	PCBs	￦	(58)	58	(17)	17
	Nuclear plants		(464,727)	481,899	(478,760)	495,645
	Spent fuel		(129,983)	130,679	(147,517)	157,989
	Radioactive waste		(11,363)	11,478	(13,625)	14,951
Inflation rate	PCBs		58	(58)	17	(17)
	Nuclear plants		507,814	(490,386)	523,954	(506,787)
	Spent fuel		133,847	(128,527)	158,525	(148,263)
	Radioactive waste		11,167	(11,075)	14,868	(13,625)

Summary of Foreign Currency Risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2024 and 2025 are as follows:

	Assets		Liabilities
Type	2024	2025	2024	2025
	In thousands of foreign currencies
AED	33,465	51,617	8,795	4,927
AUD	26	49	64	—
BDT	2,252	2,251	—	—
BWP	768	726	—	—
EGP	203,044	759,561	—	—
CAD	2	579	61	—
CHF	—	—	100,686	99,946
DOP	7,772	6,378	—	—
EUR	20,433	89,734	47,829	44,482
GBP	139	90	4	—
HKD	—	—	5,093,862	6,286,899
IDR	37,830,902	37,788,922	4,027,099	49,014,235
INR	1,037,437	1,175,785	225,042	161,578
JOD	902	646	49,128	433
JPY	23,798	60,443	7,483,199	746,066
KZT	1,510	1,485	—	—
MGA	5,452,745	7,038,637	248,175	577,908
MMK	188,021	188,021	—	—
MYR	2,805	2,805	—	—
PHP	19,401	71,400	—	—
PKR	68,734,242	64,839,210	10,418	10,418
RON	—	748	—	—
SAR	1,087	1,069	—	—
SEK	—	—	449,302	449,349
SGD	291	1,783	110	—
USD	1,651,765	1,356,230	15,364,685	13,851,077
UYU	99,189	93,414	1,141	1,285
VND	733,338	772,198	587,003	—
ZAR	79,897	84,167	—	—

Summary of Sensitivity Analysis for Foreign Currency Exchange Rates
A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2024 and 2025 are as follows:

		2024		2025
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won

Increase (decrease) of profit before income tax	￦	(2,114,808)	2,114,808	(1,885,349)	1,885,349
Increase (decrease) of shareholder’s equity (*)		(2,114,808)	2,114,808	(1,885,349)	1,885,349

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Interest Rate Risk
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2024 and 2025 are as follows:

Type		2024	2025

		In millions of won
Short-term borrowings	￦	4,069,444	2,747,687
Long-term borrowings		10,112,707	10,787,203
Debt securities		41,578	1,619,967

	￦	14,223,729	15,154,857

Summary of Sensitivity Analysis for Interest Rates
A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1%p increase and decrease in interest for the years ended December 31, 2024 and 2025 are as follows:

		2024		2025
Type		1%p Increase	1%p Decrease	1%p Increase	1%p Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(142,237)	142,237	(151,549)	151,549
Increase (decrease) of shareholder’s equity (*)		(142,237)	142,237	(151,549)	151,549

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Sensitivity Analysis for Electricity Rates
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2024 and 2025 is as follows:

		2024		2025
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	888,898	(888,898)	930,046	(930,046)
Increase (decrease) of shareholder’s equity (*)		888,898	(888,898)	930,046	(930,046)

(*)	The effect on the equity excluding the impact of income taxes.

Summary of Maturity Analysis for Non Derivative Financial Liabilities
The expected maturities for non-derivative financial liabilities as of December 31, 2024 and 2025 in detail are as follows:

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings	￦	18,887,527	430,883	1,300,087	2,032,303	22,650,800
Debt securities		28,967,125	29,601,867	39,451,207	28,885,833	126,906,032
Lease liabilities		632,878	553,030	1,264,310	1,670,416	4,120,634
Trade and other payables (*1)		8,807,823	354,778	631,653	526,846	10,321,100
Financial guarantee contracts (*2)		3,156,187	1,712,801	270,806	11,760	5,151,554

	￦	60,451,540	32,653,359	42,918,063	33,127,158	169,150,120

(*1)	Excludes lease liabilities.
(*2)
The total amount represents the maximum exposure that the Company would be obliged to bear in the event of a financial guarantee occurrence, and it is classified by maturity of the guarantee contracts. The maximum amount of guarantee that may be called upon at the earliest period is W5,151,554 million. As of December 31, 2024, the Company has recognized W30,924 million as a provision for financial guarantee contracts.

		2025
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings	￦	20,100,531	597,717	792,513	2,512,018	24,002,779
Debt securities		29,172,320	28,897,889	37,383,870	24,539,981	119,994,060
Lease liabilities		526,324	473,319	1,140,684	1,407,310	3,547,637
Trade and other payables (*1)		8,111,566	343,906	618,231	425,896	9,499,599
Financial guarantee contracts (*2)		4,091,813	—	—	—	4,091,813

	￦	62,002,554	30,312,831	39,935,298	28,885,205	161,135,888

(*1)	Excludes lease liabilities.
(*2)
The total amount represents the maximum exposure that the Company would be obliged to bear in the event of a financial guarantee occurrence, allocated to the earliest period in which the guarantee may be called upon. As of December 31, 2025, the Company has recognized W50,709 million as a provision for financial guarantee contracts.

Summary of Maturity Analysis for Non Derivative Financial Assets
The expected maturities for non-derivative financial assets as of December 31, 2024 and 2025 in detail are as follows:

		2024
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,382,979	—	—	—	2,382,979
Financial assets at fair value through other comprehensive income		—	—	—	674,850	674,850
Financial assets at amortized cost		20,418	1,333	8,482	—	30,233
Loans		110,005	347,251	369,851	118,013	945,120
Long-term/short-term financial instruments		1,147,929	583	—	811,628	1,960,140
Financial assets at fair value through profit or loss		1,467,954	346,982	780,130	494,710	3,089,776
Trade and other receivables		12,245,159	1,506,085	2,126,928	—	15,878,172

	￦	17,374,444	2,202,234	3,285,391	2,099,201	24,961,270

		2025
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,240,811	—	—	—	2,240,811
Financial assets at fair value through other comprehensive income		—	—	—	885,173	885,173
Financial assets at amortized cost		21,663	9,454	—	—	31,117
Loans		96,582	420,903	344,853	159,449	1,021,787
Long-term/short-term financial instruments		1,997,644	19,423	—	865,064	2,882,131
Financial assets at fair value through profit or loss		1,309,159	325,496	681,967	487,841	2,804,463
Trade and other receivables		12,840,965	2,063,420	4,768,062	—	19,672,447

	￦	18,506,824	2,838,696	5,794,882	2,397,527	29,537,929

(*)	The maturities cannot be presently determined.

Summary of Maturity Analysis for Derivative, Undiscounted Cash Flows
Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2024 and 2025 are as follows:

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(46,087)	(61,259)	(73,017)	(31,760)	(212,123)
— Hedging		—	—	—	(4,895)	(4,895)

	￦	(46,087)	(61,259)	(73,017)	(36,655)	(217,018)

		2025
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(53,973)	(14,327)	(10,395)	(89,024)	(167,719)
— Hedging		—	—	—	(126)	(126)

	￦	(53,973)	(14,327)	(10,395)	(89,150)	(167,845)

Summary of Maturity Analysis for Derivative Financial Assets
Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2024 and 2025 are as follows:

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		481,359	685,807	689,026	91,324	1,947,516
— Hedging		363,184	354,837	113,958	6,213	838,192

	￦	844,543	1,040,644	802,984	97,537	2,785,708

		2025
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		570,013	514,581	519,945	65,876	1,670,415
— Hedging		342,047	55,569	55,245	26,663	479,524
— Others			35,462			35,462

	￦	912,060	605,612	575,190	92,539	2,185,401

Summary of Fair Value Measurement of Instruments
(i)	Fair value and book value of financial assets and liabilities as of December 31, 2024 and 2025 are as follows:

		2024		2025
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	674,850	674,850	885,173	885,173
Derivative assets (trading)		1,846,527	1,846,527	1,548,015	1,548,015
Derivative assets (hedge designated)		844,637	844,637	487,535	487,535
Financial assets at fair value through profit or loss		2,176,172	2,176,172	1,995,226	1,995,226

	￦	5,542,186	5,542,186	4,915,949	4,915,949

Assets carried at amortized cost
Financial assets at amortized cost	￦	30,233	30,233	31,117	31,117
Loans and receivables		908,148	908,148	986,528	986,528
Trade and other receivables		15,373,625	15,373,625	15,742,665	15,742,665
Long-term financial instruments		812,211	812,211	884,487	884,487
Short-term financial instruments		1,147,929	1,147,929	1,997,644	1,997,644
Cash and cash equivalents		2,382,979	2,382,979	2,240,811	2,240,811

	￦	20,655,125	20,655,125	21,883,252	21,883,252

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	279,932	279,932	165,373	165,373
Derivative liabilities (hedge designated)		4,893	4,893	126	126

	￦	284,825	284,825	165,499	165,499

Liabilities carried at amortized cost
Secured borrowings	￦	1,443,125	1,443,125	1,245,289	1,245,289
Unsecured bond		111,874,019	110,798,858	107,772,996	106,751,304
Lease liabilities		3,699,456	3,699,456	3,150,880	3,150,880
Unsecured borrowings		19,040,213	18,994,676	20,520,567	20,473,189
Trade and other payables (*)		10,321,100	10,321,100	9,499,599	9,499,599
Bank overdraft		176,043	176,043	230,440	230,440

	￦	146,553,956	145,433,258	142,419,771	141,350,701

(*)	Excludes lease liabilities.

Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Financial Instruments
The discount rates used for calculating fair value as of December 31, 2024 and 2025 are as follows:

Type	2024	2025
Derivatives	0.03% ~ 4.88%	0.00% ~ 4.88%
Borrowings and debt securities	0.96% ~ 5.84%	0.33% ~ 5.50%
Finance lease	0.00% ~ 17.15%	0.00% ~ 17.37%

Summary of Fair Value Measurement of Financial Instruments
Fair values of financial instruments by hierarchy level as of December 31, 2024 and 2025 are as follows:

		2024
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	360,096	—	314,754	674,850
Derivative assets		—	2,691,164	—	2,691,164
Financial assets at fair value through profit or loss		—	2,169,300	6,872	2,176,172

	￦	360,096	4,860,464	321,626	5,542,186

Financial liabilities at fair value
Derivative liabilities	￦	—	284,825	—	284,825

		2025
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	517,251	—	367,922	885,173
Derivative assets		—	1,937,554	97,996	2,035,550
Financial assets at fair value through profit or loss		—	1,988,813	6,413	1,995,226

	￦	517,251	3,926,367	472,331	4,915,949

Financial liabilities at fair value
Derivative liabilities	￦	—	75,185	90,314	165,499

Summary of Reconciliation of Changes in Fair Value Measurement, Assets
Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,735	—	22	115	—	—	6,872
Financial assets at fair value through other comprehensive income
Unlisted securities		212,762	4,000	—	88,256	—	4,691	309,709
Debt securities		4,627	—	—	418	—	—	5,045

		2025
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,872	—	—	(459)	—	—	6,413
Financial assets at fair value through other comprehensive income
Unlisted securities		309,709	—	—	52,343	(10)	1,086	363,128
Debt securities		5,045	—	—	(251)	—	—	4,794
Derivatives
Others		—	7,496	129,359	8,293	(53,373)	6,221	97,996
Financial liabilities at fair value
Derivatives
Others		—	3	170,244	(11,282)	(67,752)	(899)	90,314